INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of investments

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Short-term investments
—Wealth management products	2,783,212	4,640,283
—Fixed rate notes	729,348	1,997,243
—Listed equity securities	1,325	1,863
Total short-term investments	3,513,885	6,639,389

Long-term investments
—Fixed rate notes	1,969,405	1,607,361
—Wealth management products	354,135	100,778
—Unlisted equity securities	149,588	206,391
Total long-term investments	2,473,128	1,914,530